Summary of Significant Accounting Policies - Subsidiaries (Table) (Details)	12 Months Ended
Dec. 31, 2017
Aegean Sea Maritime Holdings Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Amorgos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Andros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Antikithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Antiparos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Amindra Navigation Co.
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Crete Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Folegandros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Ikaria Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Ios Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Kithira Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Kos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Mytilene Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Navios Maritime Acquisition Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.
Subsidiaries Nature, Country of Incorporation List
Nature	Co-Issuer
Country of Incorporation	Delaware
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Rhodes Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Serifos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Shinyo Dream Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Hong Kong
Statement Of Operations
2015	1/1 - 6/17
Shinyo Loyalty Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[2]
Country of Incorporation	Hong Kong
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Shinyo Navigator Limited
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[3]
Country of Incorporation	Hong Kong
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Sifnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Skiathos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Skopelos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Cayman Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Syros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Thera Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Tinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Oinousses Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Psara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Antipsara Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Samothrace Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Thasos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Limnos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Skyros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Alonnisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Makronisos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[4]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Iraklia Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Paxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[5]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Antipaxos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Donoussa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[6]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Schinousa Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Former Vessel-Owning Company	[7]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Navios Acquisition Europe Finance Inc
Subsidiaries Nature, Country of Incorporation List
Nature	Sub-Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Sikinos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[1]
Country of Incorporation	Marshall Is.
Statement Of Operations
2015	1/1 - 6/17
Kerkyra Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company	[8]
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Lefkada Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Zakynthos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Leros Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Kimolos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Samos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31
Tilos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	10/9 - 12/31
Delos Shipping Corporation
Subsidiaries Nature, Country of Incorporation List
Nature	Vessel-Owning Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	10/9 - 12/31
Navios Maritime Midstream Partners GP LLC
Subsidiaries Nature, Country of Incorporation List
Nature	Holding Company
Country of Incorporation	Marshall Is.
Statement Of Operations
2017	1/1 - 12/31
2016	1/1 - 12/31
2015	1/1 - 12/31

[1]	Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
[2]	Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
[3]	Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
[4]	Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard’s inability to issue a refund guarantee.
[5]	Former vessel-owner of the Nave Lucida which was sold to an unaffiliated third party on January 27, 2016.
[6]	Former vessel-owner of the Nave Universe which was sold to an unaffiliated third party on October 4, 2016
[7]	Former vessel-owner of the Nave Constellation which was sold to an unaffiliated third party on November 15, 2016
[8]	The vessel Nave Galactic was sold to Navios Midstream on March 29, 2018 (see Note 22).